Other long-term debt	6 Months Ended
Jun. 30, 2017
Other Longterm Debt Current And Noncurrent [Abstract]
Other long-term debt

8. Other long-term debt

As of December 31, 2016 and June 30, 2017, other long-term debt consisted of the following:

	December 31,	June 30,
	2016	2017
	US$	US$
	(Audited)	(Unaudited)
June 2019 Senior Secured Notes due on June 6, 2019 at 13% per annum	187,314,242	193,903,083
August 2019 Senior Secured Notes due on August 30, 2019 at 8.125% per annum	294,819,248	294,336,357
February 2021 Senior Secured Notes due on February 28, 2021 at 7.75% per annum	—	286,025,730
Corporate bonds due on December 28, 2020 at 7.5% per annum	143,484,912	147,091,896
Corporate bonds due on January 27, 2021 at 7.47% per annum	100,618,930	103,101,611
Corporate bonds due on March 14, 2021 at 7.09% per annum	71,860,897	73,632,132
Corporate bonds due on August 15, 2019 at 7.50% per annum	215,084,667	220,339,777
Corporate bonds due on April 7, 2020 at 8.20% per annum	—	165,874,391
Collateralized loan due on June 25, 2017 at 8.5% per annum(1)	43,246,360	—
Collateralized loan due on March 31, 2018 at 11% per annum	21,623,180	14,761,455
Collateralized loan due on November 6, 2018 at 8.2% per annum	23,064,725	28,046,764
Collateralized loan due on May 10, 2018 at 9.4% per annum	26,668,589	27,308,692
Collateralized loan due on May 30, 2018 at 9.0% per annum (2)	64,869,540	33,951,346
Collateralized loan due on June 19, 2018 at 9.5% per annum (1)	50,454,087	—
Collateralized loan due on July 31, 2021 at 8.0% per annum	46,129,451	47,236,656
Collateralized loan due on August 2, 2021 at 8.0% per annum	5,333,718	5,461,738
Collateralized loan due on November 23, 2024 at 6.9% per annum	43,246,360	41,701,110
Collateralized loan due on March 18, 2020 at 7.37% per annum	—	33,951,346
Non-controlling shareholder's loan due on February 28, 2018 at 10.5% per annum (1)	20,614,098	—
Non-controlling shareholder's loan due on February 28, 2018 at 8.5% Per annum (1)	103,719,187	—
Non-controlling shareholder's loan due on May 30, 2019 at 8.5% per annum (3)	—	234,190,482
Fortress Credit Co. LLC loan due on June 9, 2017 at 7.25% plus LIBOR per annum (1)	48,457,937	—
Kent EB-5 LLC loan due on January 23, 2020 at 5.95% per annum (4)	10,000,000	10,000,000
Kent EB-5 LLC loan due on April 30, 2020 at 5.95% per annum (4)	5,000,000	5,000,000
Kent EB-5 LLC loan due on June 25, 2020 at 5.95% per annum (4)	5,000,000	5,000,000
Kent EB-5 LLC loan due on August 4, 2020 at 5.95% per annum (4)	5,000,000	5,000,000
Kent EB-5 LLC loan due on August 20, 2020 at 5.95% per annum (4)	5,000,000	5,000,000
Kent EB-5 LLC loan due on October 1, 2020 at 5.95% per annum (4)	10,000,000	10,000,000
Kent EB-5 LLC loan due on November 23, 2020 at 5.95% per annum (4)	10,000,000	10,000,000
Kent EB-5 LLC loan due on March 15, 2021 at 5.95% per annum (4)	9,500,000	9,500,000
Kent EB-5 LLC loan due on September 12, 2021 at 5.95% per annum (4)	500,000	500,000
Ozarks loan due on July 13, 2017 at 4.50% plus 1 month LIBOR Per annum (1)	26,636,117	—
Ozarks loan due on March 24, 2020 at 4.50% plus 1 month LIBOR per annum (5)	—	21,416,962

Total principal of other long-term debt	1,597,246,245	2,032,331,528

Total	1,597,246,245	2,032,331,528
Current portion of other long-term debt	(622,454,921)	(932,768,409)

Total other long-term debt	974,791,324	1,099,563,119

(1)These loans were paid in full during first half year of 2017.

(2)Pursuant to the agreements with Ping An Trust Co., Ltd., this other long-term debt is secured by the Group’s 100% equity interest of Changsha Wanzhuo.

(3)Pursuant to the agreements with Ping An Trust Co., Ltd., which is the non-controlling shareholder of Ruihao Rongtong, this other long-term debt is secured by the Group’s 65% equity interest in Ruihao Rongtong and the Group’s land use rights with net book value of US$85,962,895 (December 31, 2016: nil).

(4)Pursuant to the agreements with Kent EB-5 LLC, this other long-term debt amounting to US$60 million in total, is denominated in US$ with maturity dates that vary from January 23, 2020 to September 12, 2021.

(5)Pursuant to the agreements with Bank of Ozarks (“Ozarks”), Hudson 888 Owner LLC has agreed to provide security in the form of mortgages and assignment of leases and rents. In addition, XIN Development Group International Inc., agreed to, jointly and severally, provide a number of guarantees, including carve out guaranty, completion guaranty, repayment guaranty and carry guaranty to Ozarks and its successors in relation to the mortgaged property, liabilities of and/or payments to Ozarks.

As of June 30, 2017, except when otherwise indicated, the Group’s other long-term debt were denominated in RMB and were mainly secured by the Group’s real estate properties under development with net book value of US$16,026,684 (December 31, 2016: US$91,648,575), land use rights with net book value of US$210,804,040 (December 31, 2016: US$250,459,922) and real estate properties held for lease with net book value of US$24,265,078 (December 31, 2016: US$23,696,316) and real estate properties development completed with net book value of US$44,506,313 (December 31, 2016: US$13,437,413).

June 2019 Senior Secured Notes

On December 6, 2013, the Company issued senior notes with an aggregate principal amount of US$200,000,000 due June 6, 2019 at a coupon rate of 13% per annum payable semi-annually. Interest is payable on June 6 and December 6 of each year, commencing June 6, 2014.

The effective interest rate of June 2019 Senior Secured Notes is 14.05%.

The June 2019 Senior Secured Notes were issued pursuant to an indenture, dated December 6, 2013, between the Company, the “Subsidiary Guarantors” identified below and Citicorp International Limited, as trustee and collateral agent (the “June 2019 Indenture”). The Company’s obligations under the June 2019 Indenture and the June 2019 Senior Secured Notes have been guaranteed by certain of the Company’s wholly-owned subsidiaries, Xinyuan Real Estate, Ltd., Xinyuan International Property Investment Co., Ltd., Victory Good Development Ltd., South Glory International Ltd., Elite Quest Holdings Ltd. and Xinyuan International (HK) Property Investment Co., Limited (the “Subsidiary Guarantors”) and will be guaranteed by such other future subsidiaries of the Company as is set forth in and in accordance with the terms of the June 2019 Indenture. The Company’s obligations under the June 2019 Indenture and the June 2019 Senior Secured Notes are secured by a pledge of the capital stock of the Company’s wholly-owned subsidiaries, Xinyuan Real Estate, Ltd. and Xinyuan International Property Investment Co., Ltd., and the obligations of Xinyuan Real Estate, Ltd. as a Subsidiary Guarantor are secured by a pledge of the capital stock of its wholly-owned subsidiaries, Victory Good Development Ltd., South Glory International Ltd. and Elite Quest Holdings Ltd.

The Company may redeem the June 2019 Senior Secured Notes, in whole or in part, at 106.5% and 103.25% of principal amount, plus accrued and unpaid interest, if any, to (but excluding) the redemption date during the 12 month period commencing on June 6, 2017 and June 6, 2018, respectively.

At any time prior to June 6, 2017, the Company may at its option redeem the June 2019 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the June 2019 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any Note at any redemption date, the greater of (i) 1.00% of the principal amount of such Note and (ii) the excess of (A) the present value at such redemption date of the redemption price of such Note on June 6, 2017, plus all required remaining scheduled interest payments due on such Note through June 6, 2017 (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the June 2019 Indenture) plus 100 basis points, over (B) the principal amount of such Note on such redemption date.

At any time prior to June 6 2017 the Company may redeem up to 35% of the aggregate principal amount of the June 2019 Senior Secured Notes with the net cash proceeds of one or more sales of the Company’s common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 113% the principal amount of the June 2019 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the June 2019 Senior Secured Notes issued on December 6, 2013 remain outstanding after each such redemption.

The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from the June 2019 Senior Secured Notes under the requirements of ASC 815. The embedded redemption options and repurchase features did not qualify for derivative accounting because the embedded derivatives were considered clearly and closely related to the characteristics of the June 2019 Secured Senior Notes.

The June 2019 Indenture, as amended, contains certain covenants that, among others, restrict the Company’s ability and the ability of the Company’s Restricted Subsidiaries (as defined in the June 2019 Indenture) to incur additional debt or to issue preferred stock, to make certain payments or investments, to pay dividends or purchase or redeem capital stock, to sell assets (including limitations on the use of proceeds of asset sales), to grant liens on the collateral securing the June 2019 Senior Secured Notes or other assets, to make certain other payments or to engage in transactions with affiliates and holders of more than 10% of the Company’s Common Shares, subject to certain qualifications and exceptions and satisfaction, in certain circumstances of specified conditions, such as a Fixed Charge Coverage Ratio (as defined in the June 2019 Indenture) of 2.75 to 1.0 (reduced from 3.0 to 1.0 effective February 2016).

August 2019 Senior Secured Notes

On August 30, 2016, the Company issued an aggregate principal amount of US$300,000,000 of the August 2019 Senior Secured Notes. The August 2019 Senior Secured Notes bear interest at 8.125% per annum payable semi-annually. Interest will be payable on February 28 and August 30 of each year, commencing February 28, 2017.

The effective interest rate of August 2019 Senior Secured Notes is 9.06%.

The August 2019 Senior Secured Notes were issued pursuant to an indenture, dated August 30, 2016, between the Company, the “Subsidiary Guarantors” identified below and Citicorp International Limited, as trustee and collateral agent (the “August 2019 Indenture”). The Company’s obligations under the August 2019 Indenture and the August 2019 Senior Secured Notes have been guaranteed by certain of the Company’s wholly-owned subsidiaries, Xinyuan Real Estate, Ltd., Xinyuan International Property Investment Co., Ltd., Victory Good Development Ltd., South Glory International Ltd., Elite Quest Holdings Ltd. and Xinyuan International (HK) Property Investment Co., Limited (the “Subsidiary Guarantors”) and will be guaranteed by such other future subsidiaries of the Company as is set forth in and in accordance with the terms of the August 2019 Indenture. The Company’s obligations under the August 2019 Indenture and the August 2019 Senior Secured Notes are secured by a pledge of the capital stock of the Company’s wholly-owned subsidiaries, Xinyuan Real Estate, Ltd., Xinyuan International Property Investment Co., Ltd., Victory Good Development Limited, South Glory International Limited and Elite Quest Holdings Ltd.

At any time prior to August 30, 2019, the Company may at its option redeem the August 2019 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the August 2019 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any August 2019 Senior Secured Note at any redemption date, the greater of (i) 1.00% of the principal amount of such August 2019 Senior Secured Note and (ii) the excess of (A) the present value at such redemption date of the principal amount of such August 2019 Senior Secured Note, plus all required remaining scheduled interest payments due on such August 2019 Senior Secured Note through the maturity date of the August 2019 Senior Secured Notes (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the August 2019 Indenture) plus 100 basis points, over (B) the principal amount of such August 2019 Senior Secured Note on such redemption date.

At any time prior to August 30, 2019, the Company may redeem up to 35% of the aggregate principal amount of the August 2019 Senior Secured Notes with the net cash proceeds of one or more sales of our common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 108.125% of the principal amount of the August 2019 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the August 2019 Senior Secured Notes issued on August 30, 2016 remain outstanding after each such redemption.

The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from the August 2019 Senior Secured Notes under the requirements of ASC 815. The embedded redemption options and repurchase features did not qualify for derivative accounting because the embedded derivatives were considered clearly and closely related to the characteristics of the August 2019 Secured Senior Notes.

The August 2019 Indenture, contains certain covenants that, among others, restrict the Company’s ability and the ability of the Company’s Restricted Subsidiaries (as defined in the August 2019 Indenture) to incur additional debt or to issue preferred stock, to make certain payments or investments, to pay dividends or purchase or redeem capital stock, to sell assets (including limitations on the use of proceeds of asset sales), to grant liens on the collateral securing the August 2019 Senior Secured Notes or other assets, to make certain other payments or to engage in transactions with affiliates and holders of more than 10% of the Company’s Common Shares, subject to certain qualifications and exceptions and satisfaction, in certain circumstances of specified conditions, such as a Fixed Charge Coverage Ratio (as defined in the August 2019 Indenture) of 2.50 to 1.0.

February 2021 Senior Secured Notes

On February 28, 2017, The Company issued an aggregate principal amount of US$300,000,000 of the February 2021 Senior Secured Notes. The February 2021 Senior Secured Notes bear interest at 7.75% per annum payable semi-annually. Interest will be payable on February 28 and August 28 of each year, commencing August 28, 2017. The February 2021 Senior Secured Notes have a four year term maturing on February 28, 2021.

The effective interest rate of February 2021 Senior Secured Notes is 8.68%.

The February 2021 Senior Secured Notes were issued pursuant to an indenture, dated February 28, 2017, between the Company, the “Subsidiary Guarantors” identified below and Citicorp International Limited, as trustee and collateral agent (the “February 2021 Indenture”). The Company’s obligations under the February 2021 Indenture and the February 2021 Senior Secured Notes have been guaranteed by certain of the Company’s wholly-owned subsidiaries, Xinyuan Real Estate, Ltd., Xinyuan International Property Investment Co., Ltd., Victory Good Development Ltd., South Glory International Ltd., Elite Quest Holdings Ltd. and Xinyuan International (HK) Property Investment Co., Limited (the “Subsidiary Guarantors”) and will be guaranteed by such other future subsidiaries of the Company as is set forth in and in accordance with the terms of the February 2021 Indenture. The Company’s obligations under the February 2021 Indenture and the February 2021 Senior Secured Notes are secured by a pledge of the capital stock of the Company’s wholly-owned subsidiaries, Xinyuan Real Estate, Ltd., Xinyuan International Property Investment Co., Ltd., Victory Good Development Limited, South Glory International Limited and Elite Quest Holdings Ltd.

At any time prior to February 28, 2021, the Company may at its option redeem the February 2021 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the February 2021 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any February 2021 Senior Secured Note at any redemption date, the greater of (i) 1.00% of the principal amount of such February 2021 Senior Secured Note and (ii) the excess of (A) the present value at such redemption date of the principal amount of such February 2021 Senior Secured Note, plus all required remaining scheduled interest payments due on such February 2021 Senior Secured Note through the maturity date of the February 2021 Senior Secured Notes (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the February 2021 Indenture) plus 100 basis points, over (B) the principal amount of such February 2021 Senior Secured Note on such redemption date.

At any time prior to February 28, 2021, the Company may redeem up to 35% of the aggregate principal amount of the February 2021 Senior Secured Notes with the net cash proceeds of one or more sales of our common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 107.75% of the principal amount of the February 2021 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the February 2021 Senior Secured Notes issued on February 28, 2017 remain outstanding after each such redemption.

The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from the February 2021 Senior Secured Notes under the requirements of ASC 815. The embedded redemption options and repurchase features did not qualify for derivative accounting because the embedded derivatives were considered clearly and closely related to the characteristics of the February 2021 Secured Senior Notes.

The February 2021 Indenture, contains certain covenants that, among others, restrict the Company’s ability and the ability of the Company’s Restricted Subsidiaries (as defined in the February 2021 Indenture) to incur additional debt or to issue preferred stock, to make certain payments or investments, to pay dividends or purchase or redeem capital stock, to sell assets (including limitations on the use of proceeds of asset sales), to grant liens on the collateral securing the February 2021 Senior Secured Notes or other assets, to make certain other payments or to engage in transactions with affiliates and holders of more than 10% of the Company’s Common Shares, subject to certain qualifications and exceptions and satisfaction, in certain circumstances of specified conditions, such as a Fixed Charge Coverage Ratio (as defined in the February 2021 Indenture) of 2.0 to 1.0.

Onshore corporate Bonds

On December 28, 2015, Xinyuan (China) Real Estate, Ltd. issued the first tranche of the onshore corporate bonds with an aggregate principal amount of RMB1 billion (US$154 million) due on December 28, 2020 (the “First Tranche Bonds”) at a coupon rate of 7.5% per annum payable annually. Interest is payable on December 28 of each year, commencing December 28, 2016.

On January 27, 2016, Xinyuan (China) Real Estate, Ltd. issued the second tranche of the onshore corporate bonds with an aggregate principal amount of RMB0.7 billion (US$107 million) due on January 27, 2021 (the “Second Tranche Bonds”) at a coupon rate of 7.47% per annum payable annually. Interest is payable on January 27 of each year, commencing January 27, 2017.

On March 14, 2016, Xinyuan (China) Real Estate, Ltd. issued the third tranche of the onshore corporate bonds with an aggregate principal amount of RMB0.5 billion (US$77 million) due on March 14, 2021 (the “Third Tranche Bonds”) at a coupon rate of 7.09% per annum payable annually. Interest is payable on March 14 of each year, commencing March 14, 2017.

Given that above three tranches of onshore corporate bonds is debt in its legal form and is not a derivative in its entirety, it has been classified as other long-term debt. The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from these three tranches of onshore corporate bonds under the requirements of ASC 815, Derivatives and Hedging. These three tranches of onshore corporate bonds were issued at par. Upon the third anniversary of the issuance of each tranche of bonds, Xinyuan (China) Real Estate, Ltd. may increase the applicable coupon rate and the holders have the right within a specified time period to require the Company to repurchase the bonds following the Company’s announcement of whether it intends to increase the interest rate.

On August 15, 2016, Xinyuan (China) Real Estate, Ltd. issued a new first tranche of onshore corporate bonds with an aggregate principal amount of RMB1.5 billion (US$216 million) due on August 15, 2019 (the “New First Tranche”) at a coupon rate of 7.5% per annum payable annually. Interest is payable on August 15 of each year, commencing August 15, 2017.

On April 7, 2017, Xinyuan (China) Real Estate, Ltd. issued a new second tranche of onshore corporate bonds with an aggregate principal amount of RMB1.13 billion (US$167 million) due on April 7, 2020 (the “New Second Tranche”) at a coupon rate of 8.2% per annum payable annually. Interest is payable on April 7 of each year, commencing April 7, 2018.

Given that above two tranches is debt in its legal form and is not a derivative in its entirety, it has been classified as other long-term debt. The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from these two tranches under the requirements of ASC 815, Derivatives and Hedging. These two tranches were issued at par. Upon the first anniversary of the issuance of each tranche of bonds, Xinyuan (China) Real Estate, Ltd. may adjust the applicable coupon rate and the holders have the right within a specified time period to require the Company to repurchase the bonds following the Company’s announcement of whether it intends to adjust the interest rate. Therefore, the entire amount of these two tranches have been classified as current liabilities as of June 30, 2017.